S000030388 [Member] Expense Example - Ashmore Emerging Markets Local Currency Bond Fund	Oct. 31, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,864
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	503
Expense Example, with Redemption, 3 Years	1,098
Expense Example, with Redemption, 5 Years	1,718
Expense Example, with Redemption, 10 Years	3,384
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,746
Expense Example, with Redemption, 10 Years	$ 3,647